Consolidated Statements of Changes In Shareholders' Equity (Deficiency) - CAD ($) $ in Thousands	Retained earnings attributable to accumulated earnings (losses) [member]	Retained earnings, portion attributable to dividends [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Issued capital [member] Ordinary shares [member]	Issued capital [member] Preference shares [member]	Issued capital [member]	Reserve of equity component of convertible instruments [member]	Share premium [member]	Non-controlling interests [member]	Ordinary shares [member]	Preference shares [member]	Total
Balance, beginning of year at Mar. 31, 2017	$ 259,571	$ (1,749,471)		$ 70,361	$ 1,070,076	$ 128,363		$ 13,508	$ 58,266		$ 1,070,076	$ 128,363
Statement Line Items [Line Items]
Adjustment for revision	(14,208)
Adjustment for adoption of recent accounting pronouncements
PROFIT (LOSS) FOR THE YEAR	509,276									9,298			$ 518,574
Dividends and distributions declared and paid		(86,307)
Other comprehensive income				21,573
Share-based units exercised					11,954				(11,954)		11,954
Acquisition of businesses					8,966						8,966
Repurchase and cancellation of shares					(11,941)						(11,941)
Shares issued						9,260						9,260
Shares issuance costs						(852)						(852)
Add: Issuance of convertible debentures								7,130
Less: Redemption of convertible debentures								(7,609)	7,126				22,407
Add: Share-based compensation expense									18,353
Non-cash deferred share grant distributions									45
Less: Purchase of non-controlling interest									(89,010)
Share-based compensation adjustment									(5,519)
Distributions to non-controlling shareholders										(9,603)
Foreign exchange impact on non-controlling interest										(117)
Balance, end of year at Mar. 31, 2018	754,639	(1,835,778)	$ (1,081,139)	91,934	1,079,055	136,771	$ 1,215,826	13,029	(22,693)	(422)	1,079,055	136,771	216,535
Statement Line Items [Line Items]
Adjustment for adoption of recent accounting pronouncements	20,711			(17,863)
PROFIT (LOSS) FOR THE YEAR	(122,678)									(192)			(122,870)
Dividends and distributions declared and paid		(88,030)
Other comprehensive income				5,022
Share-based units exercised					9,483				(9,483)		9,483
Acquisition of businesses
Repurchase and cancellation of shares
Shares issued						10,447						10,447
Shares issuance costs						(253)						(253)
Add: Issuance of convertible debentures
Less: Redemption of convertible debentures
Add: Share-based compensation expense									6,133
Non-cash deferred share grant distributions									72
Less: Purchase of non-controlling interest									1,462
Share-based compensation adjustment									(1,031)
Distributions to non-controlling shareholders
Foreign exchange impact on non-controlling interest										215
Balance, end of year at Mar. 31, 2019	$ 652,672	$ (1,923,808)	$ (1,271,136)	$ 79,093	$ 1,088,538	$ 146,965	$ 1,235,503	$ 13,029	$ (25,540)	$ (399)	$ 1,088,538	$ 146,965	$ 30,550